Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Domestic
Maturities of time deposits:
Due in one year or less	¥ 31,917,457
Due after one year through two years	4,230,918
Due after two years through three years	2,456,467
Due after three years through four years	604,082
Due after four years through five years	503,677
Due after five years	750,898
Total	40,463,499
Foreign
Maturities of time deposits:
Due in one year or less	24,814,801
Due after one year through two years	210,799
Due after two years through three years	125,802
Due after three years through four years	89,178
Due after four years through five years	41,565
Due after five years	60,812
Total	¥ 25,342,957